Financial instruments (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Risk Management [Abstract]
Unamortized gain included in accumulated other comprehensive loss	CAD 7
Carrying amount [Member]
Financial assets [Abstract]
Investments	69	CAD 58
Financial liabilities [Abstract]
Debt	10,427	8,372
Fair value [Member]
Financial assets [Abstract]
Investments	220	183
Financial liabilities [Abstract]
Debt	CAD 11,720	CAD 9,767